Derivative Financial Instruments	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
. Derivative Financial Instruments
Notional amounts are used to measure the volume of foreign currency forward contracts and do not represent exposure to foreign currency losses. The table below presents the notional amounts of the Company’s outstanding foreign currency forward contracts by currency at December 31, 2017.

Currency	Notional Amount
(in millions)
U.S. dollar	$108
Canadian dollar	100
Euro	84
British pound	15
Total	$307

At December 31, 2017, the Company’s foreign currency forward contracts had maturities through 2023.
The table below presents the location of the Company’s derivative instruments recorded at fair value on the consolidated balance sheets.

	December 31, 2017				December 31, 2016
	Other Current Assets	Other Assets	Other Current Liabilities	Other Liabilities	Other Current Assets	Other Assets	Other Current Liabilities	Other Liabilities
	(in millions)
Derivatives designated as hedging instruments:
Foreign currency forward contracts(1)	$11	$—	$1	$—	$10	$2	$6	$—
Total derivative instruments	$11	$—	$1	$—	$10	$2	$6	$—
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(1)	See Note 12 for a description of the fair value hierarchy related to the Company's foreign currency forward contracts.
The effects from foreign currency forward contracts on the consolidated statements of operations were a pre-tax gain of $5 million for the year ended December 31, 2017, a pre-tax loss of $13 million for the year ended December 31, 2016, and a pre-tax loss of $18 million for the year ended December 31, 2015. At December 31, 2017, the estimated net amount of existing gains that are expected to be reclassified into income within the next 12 months is $2 million.